Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Going Concern
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31, 2019	December 31, 2018
Prepaid officers’ compensation	$253,233	$291,617
Prepaid directors’ compensation	—	29,442
Prepaid production	156,000	_____--
Other prepaid expenses and current assets	39,784	67,015
Total	$449,017	$388,074

As of December 31, 2018 and December 31, 2017, prepaid expenses and other current assets consists of the following:

	December 31, 2018	December 31, 2017
Prepaid officers’ compensation	$291,617	$445,149
Prepaid directors’ compensation	29,442	147,207
Prepaid marketing expenses	2,750	13,750
Other prepaid expenses and current assets	64,265	28,616
Total	$388,074	$634,722